Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	¥ 3,727,252	¥ 3,731,380	¥ 3,479,788
Cost of sales (Notes 5, 8, 11 and 18)	1,865,780	1,932,959	1,829,822
Gross profit	1,861,472	1,798,421	1,649,966
Operating expenses (Notes 1, 5, 8, 11, 15 and 18):
Selling, general and administrative expenses	1,189,004	1,154,820	1,029,646
Research and development expenses	308,979	306,324	296,464
Operating Expenses, Total	1,497,983	1,461,144	1,326,110
Operating profit	363,489	337,277	323,856
Other income (deductions):
Interest and dividend income	7,906	6,579	6,792
Interest expense	(500)	(550)	(1,022)
Other, net (Notes 1, 2, 17 and 20)	12,344	4,298	12,931
Nonoperating Income (Expense), Total	19,750	10,327	18,701
Income before income taxes	383,239	347,604	342,557
Income taxes (Note 12)	118,000	108,088	110,112
Consolidated net income	265,239	239,516	232,445
Less: Net income attributable to noncontrolling interests	10,442	9,033	7,881
Net income attributable to Canon Inc.	¥ 254,797	¥ 230,483	¥ 224,564
Net income attributable to Canon Inc. stockholders per share (Note 16):
Basic	¥ 229.03	¥ 200.78	¥ 191.34
Diluted	¥ 229.03	¥ 200.78	¥ 191.34
Cash dividends per share	¥ 150.00	¥ 130.00	¥ 130.00